ADVANCES TO SUPPLIERS, NET - THIRD PARTY (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Advances to suppliers - current			¥ 87,647,202			¥ 258,114,710
Provision for Advances to Suppliers Current		¥ (6,724,857)	(6,724,857)
Advances to suppliers, net	$ 38,807,906		80,922,345			¥ 251,389,853
Provision for advance to suppliers			2,694,857		¥ 223,043,440
Provision for advances to suppliers, wrote off			¥ 223,043,440